HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED MAY 10, 2013 TO THE HUNTINGTON STRATEGY SHARES

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 11, 2012,

AS AMENDED

EFFECTIVE AS OF MAY 14, 2013, PLEASE REPLACE THE FIRST PARAGRAPH OF THE SUB-SECTION ENTITLED “OVERSIGHT OF MANAGEMENT AND OPERATIONS; RISK MANAGEMENT” UNDER THE BOARD OF TRUSTEES SECTION IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 33 WITH THE FOLLOWING:

BOARD OF TRUSTEES

Oversight of Management and Operations; Risk Management

The Board is responsible for overseeing the management and operations of the Trust. The Board consists of five Independent Trustees and one Interested Trustee. The Chairperson of the Trust, Thomas J. Westerfield, is an Independent Trustee.

EFFECTIVE AS OF MAY 14, 2013, PLEASE REPLACE THE SECTION ENTITLED “TRUSTEES AND OFFICERS” IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGES 34 THROUGH 40 WITH THE FOLLOWING:

TRUSTEES AND OFFICERS

The following tables provide information about Independent Trustees, Interested Trustees, and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor. Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 36 separate series.

As of May 31, 2012, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

Interested Trustees Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held
B. Randolph Bateman* Age: 62 41 South High Street Columbus, OH TRUSTEE Began Serving: February 2008

Principal Occupation(s): President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Position(s): Senior Vice President, Star Bank (June 1988 to October 2000).

Other Directorships Held: Board Member, The Huntington Funds.

*	B. Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its affiliates.

Independent Trustees Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held
Thomas J. Westerfield* Age: 57 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001

Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present).

Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005).

Other Directorships Held: Board Member, The Huntington Funds.

Eddie R. Munson Age: 62 TRUSTEE Began Serving: June 2012

Principal Occupation(s): Retired (September 2006 to present).

Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006).

Other Directorships Held: Board Member, The Huntington Funds; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).

David S. Schoedinger Age: 70 TRUSTEE Began serving: May 1990

Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present).

Other Directorships Held: Board Member, The Huntington Funds.

Mark D. Shary Age: 52 TRUSTEE Began serving: November 2010

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002).

Other Directorships Held: Board Member, The Huntington Funds; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

William H. Zimmer, III Age: 59 TRUSTEE Began Serving: December 2006

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held
Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: Board Member, The Huntington Funds.

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officer Background

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 44 PRESIDENT 41 South High Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young

Age: 48

CHIEF EXECUTIVE OFFICER,

ANTI-MONEY LAUNDERING OFFICER and

CHIEF COMPLIANCE OFFICER

2960 N. Meridian St., Ste. 300

Indianapolis, IN 46208

Began Serving: February 2010 as CEO and March 2013 as CCO and AML Officer

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013).

Previous Position(s): Independent Chair, Valued Advisers Trust (August 2008-Janaury 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Robert W. Silva Age: 45 TREASURER 2960 N. Meridian St., Ste. 300, Indianapolis, IN 46208 Began Serving: November 2010

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2010 to present); Treasurer, Dreman Contrarian Funds (March 2011 to February 2013).

Previous Position(s): Senior Vice President, Citi Fund Services, Ohio, Inc. (September 2007 to September 2010).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

Trustee and Officer Compensation

Trustee	Compensation from Huntington US Equity Rotation Strategy ETF(1)	Compensation from Huntington US EcoLogical Strategy ETF(1)	Total Compensation From Huntington Complex (past calendar year)
B. Randolph Bateman	$0	$0	$0
Eddie Ray Munson	$1,920	$480	$23,500
David S. Schoedinger	$1,920	$480	$62,000
Mark D. Shary	$1,920	$480	$56,500
Thomas J. Westerfield	$1,920	$480	$56,000
William H. Zimmer	$1,920	$480	$47,000

(1)	Estimated compensation for the current fiscal year.

Officers do not receive any compensation from the Trust, except that the Trust’s previous CCO, David R. Carson, received annual compensation of $2,000 from the Trust for serving as the Trust’s CCO during the previous fiscal year.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board has four standing committees: Audit Committee, Compliance Committee, Nominating Committee, and Special Proxy Voting Committee. The Audit Committee and Nominating Committee are chaired by Independent Trustees.

Through the Audit, Compliance, Nominating, and Special Proxy Voting Committees, the Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year(1)
Audit	Eddie R. Munson David S. Schoedinger Mark D. Shary (Chairman) Thomas J. Westerfield William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	4

Compliance	Eddie R. Munson David S. Schoedinger Mark D. Shary Thomas J. Westerfield (Chairman) William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	4

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year(1)
Nominating	Eddie R. Munson David S. Schoedinger (Chairman) Mark D. Shary Thomas J. Westerfield William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	3

Special Proxy Voting	David S. Schoedinger Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0

(1)	Huntington Ecological Strategy ETF commenced operations on June 18, 2012 and Huntington US Equity Rotation ETF commenced operations on July 23, 2012

TRUSTEES OWNERSHIP OF SHARES IN A FUND AND IN THE HUNTINGTON FUNDS COMPLEX

AS OF DECEMBER 31, 2012

All Funds managed by the Advisor are part of the “Huntington Funds Complex.” The Huntington Funds Complex consists of the Trust and The Huntington Funds.

Name of Trustee	Dollar Range of Shares Owned in a Fund	Dollar Range of Shares Owned in The Huntington Complex*
David S. Schoedinger		Over $100,000
Dividend Capture Fund	$10,000-50,000
Global Select Markets Fund	$10,000-50,000
Income Equity Fund	$10,000-50,000
International Equity Fund	$10,000-50,000
Mid Corp America Fund	$50,000-100,000
Real Strategies Fund	$10,000-50,000
Rotating Markets Fund	$10,000-50,000
Situs Fund	$50,000-100,000
World Income Fund	$0-10,000

Thomas J. Westerfield		Over $100,000
Money Market Fund	$10,000-50,000
Disciplined Equity Fund	$10,000-50,000
Dividend Capture Fund	$0-10,000
Fixed Income Securities Fund	$50,000-100,000
Global Select Markets Fund	$0-10,000
Growth Fund	$0-10,000

Name of Trustee	Dollar Range of Shares Owned in a Fund	Dollar Range of Shares Owned in The Huntington Complex*
Income Equity Fund	$10,000-50,000
Intermediate Government Income Fund	$10,000-50,000
International Equity Fund	$10,000-50,000
Mid Corp America Fund	$10,000-50,000
Mortgage Securities Fund	$0-10,000
Real Strategies Fund	$10,000-50,000
Rotating Markets Fund	$10,000-50,000
Short/Intermediate Fixed Income Securities Fund	$10,000-50,000
Situs Fund	$10,000-50,000
US Equity Rotation ETF	$0-10,000

Mark D. Shary		Over $100,000
Money Market Fund	$10,000-50,000
Rotating Markets Fund	$50,000-100,000
Income Generation Fund	$10,000-50,000
Ecological Strategy ETF	$10,000-50,000

William H. Zimmer, III		Over $100,000
Dividend Capture Fund	$50,000-100,000
Fixed Income Securities Fund	$10,000-50,000
Short/Intermediate Fixed Income Securities Fund	$10,000-50,000
Eddie R. Munson	None	None

B. Randolph Bateman		$10,000-$50,000
Situs Fund	$10,000-50,000

*	The Huntington Funds Complex consists of 2 series of the Trust and 34 series of The Huntington Funds.

QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES

The following provides an overview of the considerations that led the initial Trustee of the Trust to conclude that each individual serving as a Trustee of the Trust should so serve. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the initial Trustee considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s prior experience serving on the boards of public companies, including service as a Trustee for The Huntington Funds, an affiliate of the Trust, and other complex enterprises and organizations; (3) the individual’s ability to work effectively with the other members of the Board as evidenced by his service as a Trustee for The Huntington Funds; and (4) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth above (see “Interested Trustees Background” and “Independent Trustees Background,” above) and each individual’s experience as a Trustee for The Huntington Funds, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

B. Randolph Bateman

Mr. Bateman’s experience includes over twenty years in the banking and financial services industries. Mr. Bateman currently serves as the president and chief investment officer of Huntington Asset Advisors, Inc., the investment adviser to the Trust. These roles provide him with a comprehensive understanding of the Trust’s operations and investments.

Eddie R. Munson

Mr. Munson’s experience includes service as a Certified Public Accountant for over 30 years. In addition, Mr. Munson has served on the Boards of several companies, including an international business consulting firm, a healthcare management company and a pharmaceutical developer and manufacturer. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues.

David S. Schoedinger

Mr. Schoedinger’s experience as the chairman and chief executive officer of a private company and president of an insurance agency provides him an extensive knowledge of investment, operational, management and corporate governance issues. As chairman and chief executive officer, Mr. Schoedinger managed all of the investing for the company’s defined benefit plan until 2009.

Mr. Schoedinger has also served on the boards of two private companies and as past president for several industry organizations. In addition, his over twenty years as an Independent Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting, and corporate governance issues. In addition, his multi-year service as an Independent Trustee of The Huntington Funds has given him a strong understanding of investment company operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his twelve years of service as a Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.